Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 784	€ 792
Interest bearing	88,350	77,306
Deposits from banks	€ 89,134	€ 78,098